SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activities
	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding as of January 1, 2016	10,438,840	$1.14	$1.07	2.16	$17,236
Exercised	(1,234,134)	1.08	0.70
Forfeited	(1,494,530)	1.17	1.47

Outstanding as of December 31, 2016	7,710,176	$1.15	$1.05	1.57	$1,552
Options vested and expected to vest as of December 31, 2016	7,680,203	1.15	1.05	1.57	1,546

Options exercisable as of December 31, 2016	7,373,036	$1.15	$1.12	1.52	$1,447

Schedule of Stock Options Outstanding
For the years ended December 31,
	2014	2015	2016

Risk-free interest rate of return	0.10% - 1.07%	0.00%-1.24%	0.14%-0.80%
Expected term	1.00 - 3.32 years	0.04-2.93years	0.04-2.48 years
Volatility	63.10% - 67.06%	7.19%-126.63%	9%-74.8%
Dividend yield	-	-	-